Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events
Subsequent events

Note 25 – Subsequent events

Impact of the COVID-19 pandemic

COVID-19 was first found in December of 2019 and spread rapidly around the world since then. To reduce the impacts of the pandemic, the governments of many countries implemented measures such as quarantines, travel restrictions, and the temporary restrictions of business activities. Consequently, the COVID-19 outbreak adversely affects our business operations and the Company’s financial condition and operating results for the fiscal year 2021, including, but not limited to material negative impacts on the Company’s total revenues, slower collection of loan receivables and additional allowance for doubtful accounts and significant downward adjustments or impairment to the Company’s long-lived assets and associated goodwill. Because of the significant uncertainties surrounding the COVID-19 outbreak, the extent of the business disruption and the related financial impact cannot be reasonably estimated at this time. The extent to which COVID-19 impacts our results of operations in 2022 will depend on the future developments of the pandemic, including new information concerning the availability of vaccines and the global severity of and actions taken to contain the pandemic, which are highly uncertain and unpredictable.

Civil Lawsuit in Hong Kong

On October 5, 2021, Lok Tze Bong as the sole executor of the will of Chan Chan Isobel L. Leon (the “Plaintiff”) filed a complaint against 11 Hau Fook Street, Vision Lane, and others in the High Court of the Hong Kong Special Administrative Region Court of First Instance. Without seeking any specific amount of damages at this stage, the Plaintiff alleges that the sale and purchase agreement and assignment in respect of the property situated at 3rd Floor, No. 11 Hau Fook Street, Kowloon, Hong Kong (the “Property”) between 11 Hau Fook Street and Vision Lane ought to be set aside on the basis that, inter alia, the transaction amounted to a sale to itself and there was collusion among the defendants, that 11 Hau Fook Street did not take reasonable care to obtain best price for the sale of the Property in 2015 and did not release the balance of the sale proceeds to the Plaintiff or lodge the same into the District Court in accordance with an order for sale of the Property issued by the District Court. We have filed a Defence and Counterclaim on February 4, 2022. However, the action remains at a preliminary stage and is still ongoing. Based on our attorney's opinion, although the outcome of the action is not yet ascertainable, it is not likely to lead to an unfavorable outcome and/or financial loss at this stage.